CONCENTRATIONS OF RISK (Tables)	12 Months Ended
May 31, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK

	2026		2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	22.2	275	4.8	18	3.6	-
Vendor B	2.9	7	6.1	6	6.3	18
Vendor C	2.2	-	2.6	-	6.7	-